SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHORT-TERM INVESTMENTS [Text Block]
4.	SHORT-TERM INVESTMENTS

As at December 31, 2017, the Company had $3,704,131 (2016 - $6,157,263) invested in Canadian dollar denominated guaranteed investment certificates, including accrued interest of $17,270 (2016 - $57,263).